Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis [Member] - (Level 3) [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 11	$ 1
Impaired Loans [Member] | Measurement Input, Appraised Value [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input	10
Impaired Loans [Member] | Measurement Input, Appraised Value [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input		0
Impaired Loans [Member] | Measurement Input, Appraised Value [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input		30
Impaired Loans [Member] | Measurement Input, Appraised Value [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input	10	19
Impaired Loans [Member] | Measurement Input Holding Period [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	24 months	23 months
Impaired Loans [Member] | Measurement Input Holding Period [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, Term	24 months	23 months
Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 31
Other Real Estate Owned [Member] | Measurement Input, Appraised Value [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input		10
Other Real Estate Owned [Member] | Measurement Input, Appraised Value [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input		10